Deferred income tax assets and liabilities and income tax expense - Schedule of deferred tax assets and liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset, net	$ 335	$ 2,771
Deferred income tax liabilities	243,411	175,420
Deferred income tax asset, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset, net	335	2,771
Deferred income tax liabilities, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	$ 243,411	$ 175,420